Summary of Significant Accounting Policies (Details)					1 Months Ended			2 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2025 USD ($) $ / shares shares	Nov. 13, 2024 USD ($) $ / shares shares	Oct. 02, 2024 USD ($) $ / shares	Jan. 10, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Aug. 31, 2025 USD ($)	Dec. 31, 2023 shares	Feb. 29, 2024	Nov. 30, 2024 shares	Dec. 31, 2025 USD ($) $ / shares shares	Nov. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 shares	Sep. 29, 2025 $ / shares	Jan. 25, 2024 shares	Jan. 11, 2024	Mar. 18, 2022 shares
Summary of Significant Accounting Policies
Cash equivalents | $											$ 0
Common shares, shares outstanding (in shares)									96,000,040		110,211,574		96,000,040
Antidilutive securities excluded from computation of earnings per share											0		0
Statutory tax rate (as a percent)							21.00%	21.00%	21.00%		21.00%		21.00%
CIK_0001843477_Spring Valley Acquisition Corp. II
Summary of Significant Accounting Policies
Cash equivalents | $										$ 0		$ 0
Redemption price | $ / shares														$ 0.0001
Conversion ratio															1
Unrecognized tax benefits | $										0		0
Unrecognized tax benefits accrued for interest and penalties | $										0		$ 0
Trust Account | $		$ 25,135,029
Sponsor | CIK_0001843477_Spring Valley Acquisition Corp. II
Summary of Significant Accounting Policies
Monthly contribution to trust accounts per shares | $ / shares	$ 0.01
Threshold extension period	6 months
Proceeds from Related Party Debt | $					$ 550,000	$ 550,000
Sponsor | Unsecured promissory note | CIK_0001843477_Spring Valley Acquisition Corp. II
Summary of Significant Accounting Policies
Monthly contribution to trust account | $			$ 150,000	$ 150,000						150,000
Maximum aggregate amount | $				$ 3,150,000						3,150,000
Promissory note, borrowed amount | $										1,500,000
Monthly contribution to trust accounts per shares | $ / shares			$ 0.02
Proceeds from Related Party Debt | $										$ 1,500,000
Rights | CIK_0001843477_Spring Valley Acquisition Corp. II
Summary of Significant Accounting Policies
Antidilutive securities excluded from computation of earnings per share										2,300,000
Public Warrants and Private Placement Warrants | CIK_0001843477_Spring Valley Acquisition Corp. II
Summary of Significant Accounting Policies
Antidilutive securities excluded from computation of earnings per share										24,850,000
Class A ordinary shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Summary of Significant Accounting Policies
Shares outstanding										9,880,095
Ordinary shares subject to possible redemption, shares outstanding (in shares)															14,637,766
Common shares, shares outstanding (in shares)		9,880,095								9,879,945		9,880,095			22,304,432
Conversion ratio				1						1					1	1
Class A ordinary shares | Sponsor | CIK_0001843477_Spring Valley Acquisition Corp. II
Summary of Significant Accounting Policies
Common shares, shares outstanding (in shares)															7,546,666
Class A ordinary shares | Sponsor | Unsecured promissory note | CIK_0001843477_Spring Valley Acquisition Corp. II
Summary of Significant Accounting Policies
Monthly contribution to trust accounts per shares | $ / shares			$ 0.02
Class A ordinary shares | Common Stock | CIK_0001843477_Spring Valley Acquisition Corp. II
Summary of Significant Accounting Policies
Aggregate redemption amount | $		$ 142,085,423
Redemption Price per Share | $ / shares		$ 11.43
Ordinary shares exercised		12,424,337
Class A ordinary shares | Common Stock | Sponsor | CIK_0001843477_Spring Valley Acquisition Corp. II
Summary of Significant Accounting Policies
Common shares, shares outstanding (in shares)															22,304,432
Class B Ordinary Shares | CIK_0001843477_Spring Valley Acquisition Corp. II
Summary of Significant Accounting Policies
Common shares, shares outstanding (in shares)										1		1					7,666,667
Class A ordinary shares subject to possible redemption | CIK_0001843477_Spring Valley Acquisition Corp. II
Summary of Significant Accounting Policies
Ordinary shares subject to possible redemption, shares outstanding (in shares)	2,213,278	2,075,000					23,000,000			2,213,278		2,213,429			14,637,766
Redemption of shares	151			8,362,234
Aggregate redemption amount | $	$ 1,801.43			$ 90,726,471						$ (1,801)		$ (232,811,894)
Redemption price | $ / shares	$ 11.93	$ 0.0001		$ 10.85						$ 12.02		$ 11.55
Common shares, shares outstanding (in shares)															14,637,766
Class A ordinary shares subject not to possible redemption | CIK_0001843477_Spring Valley Acquisition Corp. II
Summary of Significant Accounting Policies
Common shares, shares outstanding (in shares)										7,666,666